Prepaid expenses or other current assets	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses or other current assets	Prepaid expenses or other current assets
Prepaid expenses or other current assets consist of the following:

	December 31,
	2023	2024

Receivables from government authorities	$1,423	$722
Prepaid expenses	2,227	2,953
Fair value of future hedging transactions	946	388
Rent deposits	547	222
Other	456	282
Total prepaid expenses and other current assets	$5,599	$4,567